Distribution Date:	09/17/26	CFCRE 2017-C8 Mortgage Trust
Determination Date:	09/11/26
Next Distribution Date:	10/19/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C8

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.

Certificate Factor Detail	3		Christian Wall		christian.wall@cantor.com

Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class Rep.	RREF III-D CF 2017-C8, LLC
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12532CAW5	1.964800%	24,296,843.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532CAX3	2.981600%	46,884,211.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12532CAY1	3.367400%	36,236,843.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12532CAZ8	3.304800%	155,000,000.00	108,577,705.58	683,621.80	299,023.00	0.00	0.00	982,644.80	107,894,083.78	37.71%	30.00%
A-4	12532CBA2	3.571900%	188,844,211.00	188,844,211.00	0.00	562,110.53	0.00	0.00	562,110.53	188,844,211.00	37.71%	30.00%
A-M	12532CBB0	3.846000%	32,232,632.00	32,232,632.00	0.00	103,305.59	0.00	0.00	103,305.59	32,232,632.00	30.95%	25.00%
B	12532CBC8	4.198500%	38,678,948.00	38,678,948.00	0.00	135,327.97	0.00	0.00	135,327.97	38,678,948.00	22.83%	19.00%
C	12532CBD6	5.017333%	32,232,632.00	32,232,632.00	0.00	134,768.21	0.00	0.00	134,768.21	32,232,632.00	16.06%	14.00%
D	12532CAA3	3.000000%	38,678,948.00	38,678,948.00	0.00	96,697.37	0.00	0.00	96,697.37	38,678,948.00	7.94%	8.00%
E	12532CAC9	3.224200%	17,727,369.00	17,727,369.00	0.00	47,630.49	0.00	0.00	47,630.49	17,727,369.00	4.22%	5.25%
F	12532CAE5	3.224200%	7,251,579.00	7,251,579.00	0.00	19,483.78	0.00	0.00	19,483.78	7,251,579.00	2.70%	4.13%
G	12532CAG0	3.224200%	26,596,519.00	12,867,679.38	0.00	34,000.52	0.00	0.00	34,000.52	12,867,679.38	0.00%	0.00%
V	12532CAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532CAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			644,660,735.02	477,091,703.96	683,621.80	1,432,347.46	0.00	0.00	2,115,969.26	476,408,082.16

X-A	12532CBE4	1.582941%	451,262,108.00	297,421,916.58	0.00	392,334.54	0.00	0.00	392,334.54	296,738,294.78
X-B	12532CBF1	1.019061%	70,911,580.00	70,911,580.00	0.00	60,219.34	0.00	0.00	60,219.34	70,911,580.00
X-C	12532CBG9	0.040000%	32,232,632.00	32,232,632.00	0.00	1,074.42	0.00	0.00	1,074.42	32,232,632.00
X-D	12532CAJ4	2.057333%	38,678,948.00	38,678,948.00	0.00	66,312.90	0.00	0.00	66,312.90	38,678,948.00
X-E	12532CAL9	1.833133%	17,727,369.00	17,727,369.00	0.00	27,080.52	0.00	0.00	27,080.52	17,727,369.00
X-F	12532CAN5	1.833133%	7,251,579.00	7,251,579.00	0.00	11,077.59	0.00	0.00	11,077.59	7,251,579.00
X-G	12532CAQ8	1.833133%	26,596,519.00	12,867,679.38	0.00	19,656.81	0.00	0.00	19,656.81	12,867,679.38
Notional SubTotal			644,660,735.00	477,091,703.96	0.00	577,756.12	0.00	0.00	577,756.12	476,408,082.16

Deal Distribution Total					683,621.80	2,010,103.58	0.00	0.00	2,693,725.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532CAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532CAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12532CAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12532CAZ8	700.50132632	4.41046323	1.92918065	0.00000000	0.00000000	0.00000000	0.00000000	6.33964387	696.09086310
A-4	12532CBA2	1,000.00000000	0.00000000	2.97658333	0.00000000	0.00000000	0.00000000	0.00000000	2.97658333	1,000.00000000
A-M	12532CBB0	1,000.00000000	0.00000000	3.20500014	0.00000000	0.00000000	0.00000000	0.00000000	3.20500014	1,000.00000000
B	12532CBC8	1,000.00000000	0.00000000	3.49875002	0.00000000	0.00000000	0.00000000	0.00000000	3.49875002	1,000.00000000
C	12532CBD6	1,000.00000000	0.00000000	4.18111093	0.00000000	0.00000000	0.00000000	0.00000000	4.18111093	1,000.00000000
D	12532CAA3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	12532CAC9	1,000.00000000	0.00000000	2.68683356	0.00000000	0.00000000	0.00000000	0.00000000	2.68683356	1,000.00000000
F	12532CAE5	1,000.00000000	0.00000000	2.68683276	0.00000000	0.00000000	0.00000000	0.00000000	2.68683276	1,000.00000000
G	12532CAG0	483.81065883	0.00000000	1.27838233	0.02153628	25.29027990	0.00000000	0.00000000	1.27838233	483.81065883
V	12532CAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532CAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532CBE4	659.08905558	0.00000000	0.86941610	0.00000000	0.00000000	0.00000000	0.00000000	0.86941610	657.57414487
X-B	12532CBF1	1,000.00000000	0.00000000	0.84921729	0.00000000	0.00000000	0.00000000	0.00000000	0.84921729	1,000.00000000
X-C	12532CBG9	1,000.00000000	0.00000000	0.03333330	0.00000000	0.00000000	0.00000000	0.00000000	0.03333330	1,000.00000000
X-D	12532CAJ4	1,000.00000000	0.00000000	1.71444425	0.00000000	0.00000000	0.00000000	0.00000000	1.71444425	1,000.00000000
X-E	12532CAL9	1,000.00000000	0.00000000	1.52761078	0.00000000	0.00000000	0.00000000	0.00000000	1.52761078	1,000.00000000
X-F	12532CAN5	1,000.00000000	0.00000000	1.52761075	0.00000000	0.00000000	0.00000000	0.00000000	1.52761075	1,000.00000000
X-G	12532CAQ8	483.81065883	0.00000000	0.73907454	0.00000000	0.00000000	0.00000000	0.00000000	0.73907454	483.81065883

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/26 - 08/30/26	30	0.00	299,023.00	0.00	299,023.00	0.00	0.00	0.00	299,023.00	0.00
A-4	08/01/26 - 08/30/26	30	0.00	562,110.53	0.00	562,110.53	0.00	0.00	0.00	562,110.53	0.00
X-A	08/01/26 - 08/30/26	30	0.00	392,334.54	0.00	392,334.54	0.00	0.00	0.00	392,334.54	0.00
X-B	08/01/26 - 08/30/26	30	0.00	60,219.34	0.00	60,219.34	0.00	0.00	0.00	60,219.34	0.00
X-C	08/01/26 - 08/30/26	30	0.00	1,074.42	0.00	1,074.42	0.00	0.00	0.00	1,074.42	0.00
X-D	08/01/26 - 08/30/26	30	0.00	66,312.90	0.00	66,312.90	0.00	0.00	0.00	66,312.90	0.00
X-E	08/01/26 - 08/30/26	30	0.00	27,080.52	0.00	27,080.52	0.00	0.00	0.00	27,080.52	0.00
X-F	08/01/26 - 08/30/26	30	0.00	11,077.59	0.00	11,077.59	0.00	0.00	0.00	11,077.59	0.00
X-G	08/01/26 - 08/30/26	30	0.00	19,656.81	0.00	19,656.81	0.00	0.00	0.00	19,656.81	0.00
A-M	08/01/26 - 08/30/26	30	0.00	103,305.59	0.00	103,305.59	0.00	0.00	0.00	103,305.59	0.00
B	08/01/26 - 08/30/26	30	0.00	135,327.97	0.00	135,327.97	0.00	0.00	0.00	135,327.97	0.00
C	08/01/26 - 08/30/26	30	0.00	134,768.21	0.00	134,768.21	0.00	0.00	0.00	134,768.21	0.00
D	08/01/26 - 08/30/26	30	0.00	96,697.37	0.00	96,697.37	0.00	0.00	0.00	96,697.37	0.00
E	08/01/26 - 08/30/26	30	0.00	47,630.49	0.00	47,630.49	0.00	0.00	0.00	47,630.49	0.00
F	08/01/26 - 08/30/26	30	0.00	19,483.78	0.00	19,483.78	0.00	0.00	0.00	19,483.78	0.00
G	08/01/26 - 08/30/26	30	672,060.62	34,573.31	0.00	34,573.31	572.79	0.00	0.00	34,000.52	672,633.41
Totals			672,060.62	2,010,676.37	0.00	2,010,676.37	572.79	0.00	0.00	2,010,103.58	672,633.41

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,693,725.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,023,233.08	Master Servicing Fee	6,594.70
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,859.37
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	205.41
ARD Interest	0.00	Operating Advisor Fee	1,447.01
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	160.22
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,023,233.08	Total Fees	12,556.71

Principal		Expenses/Reimbursements
Scheduled Principal	683,621.80	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	572.79
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	683,621.80	Total Expenses/Reimbursements	572.79

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,010,103.58
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	683,621.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,693,725.38
Total Funds Collected	2,706,854.88	Total Funds Distributed	2,706,854.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	477,091,703.96	477,091,703.96	Beginning Certificate Balance	477,091,703.96
(-) Scheduled Principal Collections	683,621.80	683,621.80	(-) Principal Distributions	683,621.80
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	476,408,082.16	476,408,082.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	477,091,704.00	477,091,704.00	Ending Certificate Balance	476,408,082.16
Ending Actual Collateral Balance	476,445,771.53	476,445,771.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.06%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	102,747,277.96	21.57%	7	5.1942	NAP	Defeased	9	102,747,277.96	21.57%	7	5.1942	NAP
	9,999,999 or less	17	91,119,770.18	19.13%	6	5.2544	1.618331	1.39 or less	12	196,250,001.59	41.19%	7	4.9343	1.032670
10,000,000 to 19,999,999		2	22,674,667.29	4.76%	6	4.7844	1.242536	1.40 to 1.44	2	8,823,111.23	1.85%	6	5.1333	1.426668
20,000,000 to 29,999,999		3	68,507,032.56	14.38%	5	5.1012	2.157651	1.45 to 1.54	1	9,156,912.29	1.92%	7	5.1520	1.506000
30,000,000 to 39,999,999		3	96,137,882.17	20.18%	7	4.4365	1.818531	1.55 to 1.99	4	30,328,936.38	6.37%	6	5.1958	1.736856
	40,000,000 or greater	2	95,221,452.00	19.99%	8	4.7163	1.194094	2.00 to 2.49	4	92,798,274.56	19.48%	7	4.6879	2.160448
	Totals	36	476,408,082.16	100.00%	7	4.9244	1.621420	2.50 or greater	4	36,303,568.15	7.62%	4	4.3774	3.574887
								Totals	36	476,408,082.16	100.00%	7	4.9244	1.621420
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	102,747,277.96	21.57%	7	5.1942	NAP
							Defeased	17	102,747,277.96	21.57%	7	5.1942	NAP
Alaska	1	14,479,447.82	3.04%	6	5.7300	2.112200
							Lodging	7	41,319,849.91	8.67%	6	5.7102	2.099180
Arizona	2	7,385,577.38	1.55%	7	5.4486	1.655280
							Mixed Use	3	68,598,987.26	14.40%	8	5.0489	0.860555
California	3	60,428,757.07	12.68%	7	4.6717	1.027821
							Multi-Family	2	12,645,404.98	2.65%	6	5.4861	2.349007
Connecticut	1	4,028,822.49	0.85%	7	5.2230	1.232500
							Office	14	132,975,329.77	27.91%	6	4.3568	2.184520
Florida	2	11,276,274.58	2.37%	7	4.8281	1.077581
							Retail	10	118,121,232.38	24.79%	7	4.9214	1.230626
Georgia	2	17,476,922.53	3.67%	6	5.6517	1.985219
							Totals	53	476,408,082.16	100.00%	7	4.9244	1.621420
Illinois	1	2,385,469.09	0.50%	7	5.1520	1.506000

Indiana	1	34,319,077.72	7.20%	6	4.8400	1.125200

Maine	2	10,682,960.85	2.24%	7	5.2600	1.241274

Missouri	2	4,817,279.62	1.01%	2	4.8595	1.704000

Nevada	2	6,983,547.85	1.47%	7	5.0311	2.214590

New York	8	67,430,284.03	14.15%	8	4.3041	2.091190

North Carolina	1	8,503,500.20	1.78%	5	5.1800	1.041500

Ohio	2	71,791,616.77	15.07%	8	5.0966	1.020930

Texas	4	22,853,779.39	4.80%	7	5.3626	2.391512

Washington	2	28,817,486.91	6.05%	3	4.0501	3.388090

Totals	53	476,408,082.16	100.00%	7	4.9244	1.621420

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	102,747,277.96	21.57%	7	5.1942	NAP	Defeased	9	102,747,277.96	21.57%	7	5.1942	NAP
	3.7499% or less	1	22,500,000.00	4.72%	2	3.6739	3.878100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	1	32,500,000.00	6.82%	8	4.1500	2.266600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	4	94,430,169.74	19.82%	7	4.5217	1.338711	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	10	134,774,924.63	28.29%	7	4.9140	1.363311	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.7499%	8	62,468,297.91	13.11%	6	5.5326	1.909714	49 months or greater	27	373,660,804.20	78.43%	7	4.8502	1.637805
	5.7500% or greater	3	26,987,411.92	5.66%	7	5.9258	0.800751	Totals	36	476,408,082.16	100.00%	7	4.9244	1.621420
	Totals	36	476,408,082.16	100.00%	7	4.9244	1.621420
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	102,747,277.96	21.57%	7	5.1942	NAP	Defeased	9	102,747,277.96	21.57%	7	5.1942	NAP
	108 months or less	27	373,660,804.20	78.43%	7	4.8502	1.637805	Interest Only	4	109,000,000.00	22.88%	6	4.2765	1.961433
	109 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	23	264,660,804.20	55.55%	7	5.0865	1.504519
	Totals	36	476,408,082.16	100.00%	7	4.9244	1.621420	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	476,408,082.16	100.00%	7	4.9244	1.621420
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	102,747,277.96	21.57%	7	5.1942	NAP			No outstanding loans in this group
Underwriter's Information		1	2,394,354.16	0.50%	6	4.8400	1.400000
	12 months or less	25	364,948,963.13	76.60%	7	4.8410	1.639277
	13 months to 24 months	1	6,317,486.91	1.33%	6	5.3900	1.642900
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	476,408,082.16	100.00%	7	4.9244	1.621420
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300571696	RT	Saint Clairsville	OH	Actual/360	4.780%	211,149.11	76,752.31	0.00	N/A	05/06/27	--	51,298,204.31	51,221,452.00	09/06/26
2	307860002	MU	Los Angeles	CA	Actual/360	4.642%	175,884.01	0.00	0.00	N/A	05/06/27	--	44,000,000.00	44,000,000.00	09/06/26
3	300571677	RT	Merrillville	IN	Actual/360	4.840%	133,413.85	86,063.74	0.00	N/A	03/06/27	--	32,010,787.20	31,924,723.46	09/06/26
4	307860004	OF	New York	NY	Actual/360	4.324%	118,288.50	55,410.10	0.00	05/06/27	05/06/32	--	31,768,568.81	31,713,158.71	09/06/26
5	407004699	OF	New York	NY	Actual/360	4.150%	116,142.36	0.00	0.00	N/A	05/06/27	--	32,500,000.00	32,500,000.00	09/06/26
6	300571676	LO	Various	Various	Actual/360	5.730%	125,895.46	78,171.51	0.00	N/A	03/06/27	--	25,515,039.30	25,436,867.79	09/06/26
7	407004692	IN	Various	Various	Actual/360	5.306%	113,591.20	55,005.55	0.00	N/A	04/06/27	--	24,860,981.17	24,805,975.62	09/06/26
9	407004694	MU	Cleveland	OH	Actual/360	5.885%	104,433.16	37,689.33	0.00	N/A	04/06/27	--	20,607,854.10	20,570,164.77	08/06/26
10	307860010	OF	Kirkland	WA	Actual/360	3.674%	71,181.81	0.00	0.00	N/A	11/06/26	--	22,500,000.00	22,500,000.00	09/06/26
12	307860012	98	Various	Various	Actual/360	5.030%	70,385.07	0.00	0.00	N/A	05/06/27	--	16,250,000.00	16,250,000.00	09/06/26
14	407004698	SS	Various	TX	Actual/360	4.650%	41,657.78	22,969.56	0.00	N/A	05/06/27	03/06/27	10,403,607.12	10,380,637.56	09/06/26
14A	307864698				Actual/360	4.650%	11,521.66	6,352.89	0.00	N/A	05/06/27	03/06/27	2,877,417.78	2,871,064.89	09/06/26
17	300571695	OF	Coppell	TX	Actual/360	5.060%	55,324.41	22,506.80	0.00	N/A	05/06/27	--	12,697,174.09	12,674,667.29	09/06/26
18	407004686	MU	Walnut Creek	CA	Actual/360	5.242%	64,549.41	0.00	0.00	N/A	01/06/27	--	14,300,000.00	14,300,000.00	09/06/26
19	307860019	RT	Euless	TX	Actual/360	4.970%	45,633.06	22,578.12	0.00	N/A	04/06/27	01/06/27	10,662,622.34	10,640,044.22	09/06/26
20	300571671	MF	Houston	TX	Actual/360	5.210%	49,436.33	19,279.77	0.00	N/A	03/06/27	12/06/26	11,019,180.60	10,999,900.83	09/06/26
21	307860021	OF	St Petersburg	FL	Actual/360	4.733%	35,594.51	16,467.81	0.00	N/A	04/06/27	--	8,733,478.84	8,717,011.03	09/06/26
22	307350208	OF	Los Angeles	CA	Actual/360	4.435%	38,190.28	0.00	0.00	N/A	12/06/26	--	10,000,000.00	10,000,000.00	09/06/26
23	407004693	RT	Various	Various	Actual/360	5.152%	40,681.10	12,841.55	0.00	N/A	04/06/27	--	9,169,753.84	9,156,912.29	09/06/26
24	307860024	LO	Tampa	FL	Actual/360	5.955%	42,351.20	14,928.20	0.00	N/A	04/06/27	01/06/27	8,258,948.35	8,244,020.15	09/06/26
25	300571660	RT	Hickory	NC	Actual/360	5.180%	37,988.16	12,964.31	0.00	N/A	02/06/27	--	8,516,464.51	8,503,500.20	09/06/26
26	300571675	MF	Lawrenceville	GA	Actual/360	5.520%	31,050.05	12,766.37	0.00	N/A	03/06/27	--	6,532,268.93	6,519,502.56	09/06/26
27	300571672	LO	Seattle	WA	Actual/360	5.390%	29,380.54	12,631.37	0.00	N/A	03/06/27	--	6,330,118.28	6,317,486.91	09/06/26
28	407004689	OF	Mission Viejo	CA	Actual/360	5.242%	29,072.40	11,204.57	0.00	N/A	03/06/27	--	6,439,961.64	6,428,757.07	09/06/26
29	300571673	MF	Houston	TX	Actual/360	5.450%	28,806.13	12,131.42	0.00	N/A	03/06/27	--	6,138,033.84	6,125,902.42	09/06/26
30	300571687	RT	Portland	ME	Actual/360	5.260%	26,879.36	12,011.76	0.00	N/A	04/06/27	--	5,934,361.77	5,922,350.01	09/06/26
33	300571688	RT	Bangor	ME	Actual/360	5.260%	21,606.66	9,655.49	0.00	N/A	04/06/27	--	4,770,266.33	4,760,610.84	09/06/26
35	407004700	LO	Georgetown	DE	Actual/360	5.750%	21,134.86	12,836.89	0.00	N/A	05/06/27	03/06/27	4,268,471.58	4,255,634.69	09/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	307860036	OF	Various	MO	Actual/360	4.859%	20,189.11	7,375.90	0.00	N/A	11/06/26	--	4,824,655.52	4,817,279.62	09/06/26
37	307860037	LO	Eagle Pass	TX	Actual/360	6.177%	21,621.21	11,628.37	0.00	N/A	05/06/27	--	4,064,838.05	4,053,209.68	09/06/26
38	300571679	RT	Show Low	AZ	Actual/360	5.420%	19,812.79	7,763.42	0.00	N/A	03/06/27	--	4,245,092.74	4,237,329.32	09/06/26
39	307860039	MU	New Haven	CT	Actual/360	5.223%	18,156.93	8,219.09	0.00	N/A	04/06/27	--	4,037,041.58	4,028,822.49	09/06/26
40	307860040	OF	Las Vegas	NV	Actual/360	4.919%	15,385.33	7,751.54	0.00	N/A	04/06/27	--	3,632,207.59	3,624,456.05	09/06/26
41	407004697	LO	Tucson	AZ	Actual/360	5.487%	14,894.58	4,099.04	0.00	N/A	05/06/27	--	3,152,347.10	3,148,248.06	09/06/26
42	307860042	LO	Liverpool	NY	Actual/360	5.850%	11,944.66	7,110.24	0.00	N/A	04/06/27	--	2,371,147.71	2,364,037.47	09/06/26
3A	300571709				Actual/360	4.840%	10,006.04	6,454.78	0.00	N/A	03/06/27	--	2,400,808.94	2,394,354.16	09/06/26
Totals							2,023,233.08	683,621.80	0.00				477,091,703.96	476,408,082.16
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,973,950.94	2,455,252.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,594,358.00	596,145.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,624,551.00	2,360,046.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	18,715,250.72	9,389,575.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,053,116.48	1,573,657.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	20,636,772.00	20,773,009.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,209,856.00	209,229.00	01/01/26	03/31/26	10/14/25	0.00	14,364.95	141,678.85	141,678.85	0.00	0.00
10	8,000,425.00	3,710,075.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,766,344.00	444,491.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	4,091,494.96	907,704.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	11.90	0.00
22	2,945,986.46	687,761.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,105,668.22	246,507.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	819,502.58	372,144.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,196,295.21	481,929.09	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	918,269.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	801,855.71	387,477.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,603,689.16	762,073.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	580,000.00	290,000.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	465,000.00	232,500.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	580,982.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,575,341.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	456,973.65	194,453.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	428,119.19	213,212.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	837,592.71	426,454.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	662,455.99	669,045.34	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	136,749.08	33,662.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	85,780,600.77	47,416,408.59				0.00	14,364.95	141,678.85	141,678.85	11.90	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.924425%	4.883226%	7
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.924758%	4.883561%	8
07/17/26	0	0.00	0	0.00	0	0.00	1	2,378,222.32	0	0.00	0	0.00	0	0.00	0	0.00	4.925087%	4.882649%	9
06/17/26	0	0.00	0	0.00	0	0.00	1	2,385,647.19	0	0.00	0	0.00	0	0.00	0	0.00	4.930395%	4.888645%	10
05/15/26	0	0.00	0	0.00	0	0.00	1	2,392,649.12	0	0.00	0	0.00	0	0.00	0	0.00	4.930714%	4.888965%	11
04/17/26	0	0.00	0	0.00	0	0.00	1	2,400,004.00	0	0.00	0	0.00	0	0.00	0	0.00	4.931053%	4.889306%	12
03/17/26	0	0.00	0	0.00	0	0.00	1	2,406,933.97	0	0.00	0	0.00	0	0.00	0	0.00	4.931367%	4.889621%	13
02/18/26	0	0.00	0	0.00	0	0.00	1	2,415,000.62	0	0.00	0	0.00	0	0.00	0	0.00	4.931747%	4.890001%	14
01/16/26	0	0.00	0	0.00	0	0.00	1	2,421,855.42	1	0.00	0	0.00	0	0.00	1	4,150,828.61	4.932056%	4.890311%	15
12/17/25	0	0.00	0	0.00	1	15,210,345.01	0	0.00	1	15,210,345.01	0	0.00	0	0.00	1	2,155,903.86	4.954474%	4.914309%	15
11/18/25	0	0.00	0	0.00	1	15,230,926.16	0	0.00	1	15,230,926.16	0	0.00	0	0.00	0	0.00	4.956954%	4.916596%	17
10/20/25	0	0.00	0	0.00	1	15,249,017.91	0	0.00	1	15,249,017.91	0	0.00	0	0.00	0	0.00	4.957242%	4.916887%	18
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	407004694	08/06/26	0	B	141,678.85	141,678.85	11,327.60	20,607,854.10	06/01/20	98
Totals					141,678.85	141,678.85	11,327.60	20,607,854.10

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		196,897,006	196,897,006	0		0
7 - 12 Months		247,797,918	247,797,918	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		31,713,159	31,713,159	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-26	476,408,082	476,408,082	0	0	0	0
Aug-26	477,091,704	477,091,704	0	0	0	0
Jul-26	477,772,304	477,772,304	0	0	0	0
Jun-26	491,277,494	491,277,494	0	0	0	0
May-26	491,979,495	491,979,495	0	0	0	0
Apr-26	492,728,361	492,728,361	0	0	0	0
Mar-26	493,423,951	493,423,951	0	0	0	0
Feb-26	494,267,029	494,267,029	0	0	0	0
Jan-26	494,955,821	494,955,821	0	0	0	0
Dec-25	510,851,914	495,641,569	0	0	0	15,210,345
Nov-25	513,765,906	498,534,980	0	0	0	15,230,926
Oct-25	514,467,432	499,218,414	0	0	0	15,249,018
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	407004694	20,570,164.77	20,607,854.10	28,400,000.00	05/27/26	141,578.00	0.33200	03/31/26	04/06/27	246
Totals		20,570,164.77	20,607,854.10	28,400,000.00		141,578.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	407004694	MU	OH	06/01/20	98

Loan remains current on debt service payments. Upon resolution of the outstanding guarantor replacement and equity transfer matter, Special Servicer expects to return the Loan to the Master Servicer as a Corrected Mortgage Loan. Borrower

has yet to provide a clear timeline of when guarantor replacement and equity transfer items are expected to be resolved.Loan is current through the September payment date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	300571676	30,509,639.23	5.73000%	30,509,639.23	5.73000%	10	06/23/20	07/06/20	07/13/20
9	407004694	0.00	5.88500%	0.00	5.88500%	8	08/24/22	08/24/22	--
16	303161079	14,556,345.15	5.11600%	14,556,345.15	5.11600%	10	05/26/21	05/26/21	--
24	307860024	0.00	5.95500%	0.00	5.95500%	10	12/06/21	12/02/22	01/12/22
24	307860024	0.00	5.95500%	0.00	5.95500%	10	11/18/21	12/02/22	01/12/22
42	307860042	0.00	5.85000%	0.00	5.85000%	8	02/14/23	02/14/23	--
42	307860042	0.00	5.85000%	0.00	5.85000%	8	07/15/26	02/14/23	--
Totals		45,065,984.38		45,065,984.38
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11A	307500214	09/17/21	9,648,260.15	0.00	9,030,635.41	693,396.47	9,030,635.41	8,337,238.94	1,311,021.21	0.00	0.00	1,311,021.21	13.11%
11	307500114	09/17/21	10,130,673.11	100,850,000.00	9,483,152.88	729,062.52	9,483,152.88	8,754,090.36	1,376,582.75	0.00	0.00	1,376,582.75	13.11%
13	407004687	01/16/26	15,210,345.01	10,300,000.00	5,284,069.30	1,114,959.95	5,284,069.30	4,169,109.35	11,041,235.66	0.00	0.00	11,041,235.66	69.00%
15	407004691	07/16/21	15,500,000.00	13,600,000.00	17,116,384.25	793,310.71	17,116,384.25	16,323,073.54	0.00	0.00	0.00	0.00	0.00%
32	300571690	09/17/19	6,201,597.57	13,030,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			56,690,875.84	137,780,000.00	40,914,241.84	3,330,729.65	40,914,241.84	37,583,512.19	13,728,839.62	0.00	0.00	13,728,839.62

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/18/24	0.00	149,489.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	307500114	09/17/21	0.00	0.00	1,376,582.75	0.00	0.00	1,376,582.75	0.00	0.00	1,376,582.75
13	407004687	01/16/26	0.00	0.00	11,041,235.66	0.00	0.00	11,041,235.66	0.00	0.00	11,041,235.66
15	407004691	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	300571690	09/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11A	307500214	09/17/21	0.00	0.00	1,311,021.21	0.00	0.00	1,311,021.21	0.00	0.00	1,311,021.21
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	149,489.63	13,728,839.62	0.00	0.00	13,728,839.62	0.00	0.00	13,728,839.62

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
24	0.00	0.00	0.00	0.00	572.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	572.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			572.79

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Supplemental Notes
None

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